Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	963,796	522,223	16,484
Common stock, shares outstanding	963,796	522,223	16,484